Investment Objectives and Goals - Innovator Growth Accelerated ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 8.08% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2026 through March 31, 2026.